STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		101 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Operating expenses:
Research and development	$ 13,476,369	$ 8,537,130	$ 50,321,577
General and administrative	3,464,180	2,298,671	12,806,792
Total operating expenses	16,940,549	10,835,801	63,128,369
Loss from operations	(16,940,549)	(10,835,801)	(63,128,369)
Other (expense) income:
Interest income	17,737	7,849	431,857
Interest expense	(18,569,157)	(6,361,029)	(26,190,285)
Other (expense) income	(4,165,006)	2,801,199	(670,960)
Total other (expense) income	(22,716,426)	(3,551,981)	(26,429,388)
Net loss	$ (39,656,975)	$ (14,387,782)	$ (89,557,757)
Net loss per share - basic and diluted	$ (5.28)	$ (3.17)
Weighted-average shares outstanding -basic and diluted	7,516,223	4,540,321